Short-term investments (Tables)	6 Months Ended
Jun. 30, 2017
Investments Debt And Equity Securities [Abstract]
Schedule of Short-term Investments
	December 31, 2016
	US$ (Audited)
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
Debt securities	20,601,816	20,599,683	2,133
REITs	15,612,864	15,266,447	346,417
Money market instrument	866,630	864,927	1,703
Equity securities	2,229,285	2,344,204	(114,919)

Total	39,310,595	39,075,261	235,334

	June 30, 2017
	US$ (Unaudited)
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
REITs	20,584,438	19,446,224	1,138,214
Money market instrument	20,711,963	20,700,917	11,046
Equity securities	8,389,322	7,761,003	628,319

Total	49,685,723	47,908,144	1,777,579